Item 1. Report to Shareholders

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET
VALUE

Beginning
of period      $  11.50   $   8.20   $  11.31   $  12.54   $  14.11   $  11.05

Investment
activities

  Net investment
  income (loss)   (0.06)*    (0.09)*    (0.11)*    (0.13)     (0.12)*    (0.11)*

  Net realized
  and unrealized
  gain (loss)      0.74       3.39      (3.00)     (1.10)     (1.05)      3.17

  Total from
  investment
  activities       0.68       3.30      (3.11)     (1.23)     (1.17)      3.06

Distributions

  Net realized
  gain               --         --         --         --      (0.40)         --

NET ASSET
VALUE

End of period  $  12.18   $  11.50   $   8.20   $  11.31   $  12.54   $  14.11
               ---------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^    5.91%*     40.24%*   (27.50)%*   (9.81)%    (8.29)%*   27.69%*

Ratio of total
expenses to
average net
assets           1.25%*!     1.25%*      1.25%*     1.35%      1.25%*    1.25%*

Ratio of net
investment
income (loss)
to average
net assets     (1.03)%*!   (1.03)%*    (1.10)%*   (1.15)%    (0.91)%*  (0.99)%*

Portfolio
turnover rate    29.6%!      23.3%       43.8%      30.3%      66.0%     49.4%

Net assets,
end of period
(in thousands)$ 81,856    $ 75,300    $ 50,379   $ 72,171   $ 85,101  $ 74,804

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 4/30/06.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                        Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   98.7%

CONSUMER DISCRETIONARY   18.4%


Auto Components   0.5%

Gentex                                              11,000                  436

                                                                            436

Automobiles   0.2%

Thor Industries                                      5,000                  167

                                                                            167

Hotels, Restaurants & Leisure   3.2%

Alliance Gaming *                                   13,000                  223

CEC Entertainment *                                 14,550                  429

International Speedway, Class A                      1,500                   73

PF Chang's China Bistro *                            9,200                  379

Rare Hospitality International *                    14,700                  366

Ruby Tuesday                                         9,000                  247

Sonic *                                             11,137                  253

Station Casinos                                      8,500                  412

The Cheesecake Factory *                             6,000                  239

                                                                          2,621

Household Durables   1.4%

Harman International                                 2,000                  182

La-Z Boy                                             7,000                  126

MDC Holdings                                         4,950                  315

Standard Pacific                                     4,000                  197

Toll Brothers *                                      8,000                  339

                                                                          1,159

Internet & Catalog Retail   0.4%

Drugstore.com *                                     35,000                  122

Insight Enterprises *                               13,475                  239

                                                                            361

Leisure Equipment & Products   1.0%

Marvel Enterprises *                                15,250                  298

SCP Pool                                            10,787                  485

Media   3.2%

Catalina Marketing *                                 4,000                   73

Cox Radio, Class A *                                10,000                  174

Emmis Communications *                              22,000                  462

Entercom Communications *                            3,500                  131

Getty Images *                                       5,500                  330

Insight Communications *                             7,500                   70

Radio One, Class D *                                30,000                  480

Regent Communications *                             19,500                  121

Scholastic *                                        14,200                  425

Spanish Broadcasting, Class A *                     15,600                  145

Valassis Communications *                            3,000                   91

Westwood One *                                       4,000                   95

                                                                          2,597

Multiline Retail   0.8%

Dollar Tree Stores *                                 4,337                  119

Family Dollar Stores                                 2,500                   76

Fred's                                              20,000                  442

                                                                            637

Specialty Retail   6.8%

AC Moore Arts & Crafts *                            17,500                  481

AnnTaylor Stores *                                   6,675                  193

Christopher & Banks                                 20,000                  354

Cost Plus *                                         14,350                  466

Gamestop *                                           8,000                  122

Group One Automotive *                               7,000                  232

Gymboree *                                          10,000                  154

Hot Topic *                                         20,000                  410

Michaels Stores                                      6,500                  358

O'Reilly Automotive *                               11,000                  497

Pacific Sunwear *                                   17,012                  333

PETsMART                                            12,000                  389

Pier 1 Imports                                      12,000                  212

Rent-A-Center *                                     11,250                  337

Ross Stores                                         10,000                  268

Sonic Automotive                                     3,000                   66

Talbots                                              5,500                  215

TSC *                                                6,000                  251

Williams-Sonoma *                                    7,000                  231

                                                                          5,569

Textiles, Apparel, & Luxury Goods   0.9%

Fossil *                                            10,375                  283

Timberland, Class A *                                3,000                  194

Vans *                                              11,300                  232

                                                                            709

Total Consumer Discretionary                                             15,039


CONSUMER STAPLES   1.8%


Beverages   0.2%

Boston Beer, Class A *                               7,000                  141

                                                                            141

Food & Staples Retailing   1.0%

Performance Food Group *                             5,000                  133

United Natural Foods *                              16,000                  462

Whole Foods Market                                   2,500                  239

                                                                            834

Food Products   0.6%

Peet's Coffee & Tea *                                5,000                  125

SunOpta *                                           45,000                  384

                                                                            509

Total Consumer Staples                                                    1,484


ENERGY   5.5%


Energy Equipment & Services   4.0%

Atwood Oceanics *                                    2,500                  104

Cal Dive International *                            15,000                  455

Core Laboratories *                                  2,000                   46

FMC Technologies *                                   5,000                  144

Global Industries *                                 11,000                   63

Grey Wolf *                                         75,000                  318

Helmerich & Payne                                    6,000                  157

Key Energy Services *                                4,000                   38

Lone Star Technologies *                             5,000                  138

Maverick Tube *                                     15,000                  394

National Oilwell *                                   6,900                  217

Oil States International *                          12,000                  184

Patterson-UTI Energy                                13,000                  434

Unit *                                              12,000                  377

Varco International *                                9,000                  197

                                                                          3,266

Oil & Gas   1.5%

Cabot Oil & Gas                                      7,000                  296

Comstock Resources *                                 8,000                  156

Evergreen Resources *                                6,500                  263

Spinnaker Exploration *                              8,000                  315

Stone Energy *                                       5,500                  251

                                                                          1,281

Total Energy                                                              4,547


FINANCIALS   7.3%


Capital Markets   2.2%

Affiliated Managers Group *                          9,000                  453

Eaton Vance                                          6,000                  229

Greenhill *                                          1,200                   25

Investor's Financial Services                       11,700                  510

Legg Mason                                           1,832                  167

Raymond James Financial                              8,000                  212

Waddell & Reed Financial, Class A                   10,150                  225

                                                                          1,821

Commercial Banks   1.8%

Boston Private Financial                            13,500                  313

East West Bancorp                                    9,000                  276

Silicon Valley Bancshares *                          5,400                  214

Southwest Bancorp                                    5,000                  221

UCBH Holdings                                       10,800                  427

                                                                          1,451

Consumer Finance   0.2%

First Marblehead *                                   3,600                  145

                                                                            145

Insurance   1.9%

Brown and Brown                                      5,600                  241

MaxRe Capital                                       10,500                  204

RenaissanceRe Holdings                               7,000                  378

StanCorp Financial Group                             4,000                  268

Triad Guaranty *                                     8,500                  495

                                                                          1,586

Real Estate   0.4%

Redwood Trust, REIT                                  5,500                  306

                                                                            306

Thrifts & Mortgage Finance   0.8%

Doral Financial                                      5,625                  194

IndyMac Mortgage Holdings                           12,000                  379

PMI Group                                            2,000                   87

                                                                            660

Total Financials                                                          5,969


HEALTH CARE   22.5%


Biotechnology   4.8%

Abgenix *                                           11,000                  129

Albany Molecular Research *                         10,000                  129

Alkermes *                                           8,400                  114

Celgene *                                            6,000                  344

Cephalon *                                           4,359                  235

Charles River Laboratories International *           9,000                  440

Digene *                                            12,500                  457

Human Genome Sciences *                             10,000                  116

ICOS *                                               6,000                  179

IDEXX Laboratories *                                 2,500                  157

Martek Biosciences *                                 9,000                  506

Neurocrine Biosciences *                             7,000                  363

Protein Design Labs *                               18,000                  344

Techne *                                             8,000                  348

Vertex Pharmaceuticals *                             3,302                   36

                                                                          3,897

Health Care Equipment & Supplies   5.3%

Advanced Neuromodulation Systems *                   7,000                  229

Apogent Technologies *                               4,000                  128

Conceptus *                                          5,000                   56

Cyberonics *                                         2,000                   67

Cytyc *                                             11,000                  279

Dentsply International                               7,000                  365

ICU Medical *                                       10,500                  352

INAMED *                                            10,750                  676

Invitrogen *                                         6,100                  439

Mentor                                               3,000                  103

Respironics *                                        9,500                  558

STAAR *                                             20,000                  156

Steris *                                            23,000                  519

Thoratec *                                          25,000                  268

Wright Medical Group *                               4,500                  160

                                                                          4,355

Health Care Providers & Services   9.1%

Accredo Health *                                    16,300                  635

Advisory Board *                                    15,000                  534

AMN Healthcare Services *                            3,392                   52

AmSurg, Class A *                                    7,500                  188

Caremark RX *                                        6,707                  221

Community Health System *                            6,000                  160

Computer Programs and Systems                       31,000                  632

Coventry Health Care *                              12,000                  587

Davita *                                            13,650                  421

First Health Group *                                16,000                  250

Gentiva Health Services *                           15,000                  244

Henry Schein *                                       1,500                   95

LifePoint Hospitals *                               13,000                  484

Manor Care                                           6,500                  212

Matria Healthcare *                                  2,700                   68

Omnicare                                            13,500                  578

Patterson Dental *                                   6,500                  497

Pharmaceutical Product Development *                10,200                  324

Renal Care Group *                                   6,000                  199

Symbion *                                            8,000                  140

Triad Hospitals *                                    4,000                  149

United Surgical Partners International *            12,000                  473

WellChoice *                                         8,000                  331

                                                                          7,474

Pharmaceuticals   3.3%

Andrx *                                              4,000                  112

Bradley Pharmaceuticals *                           13,500                  377

Eon Labs *                                          14,000                  573

K-V Pharmaceutical, Class A *                       12,375                  286

Medicis Pharmaceutical, Class A                     14,000                  559

Noven Pharmaceuticals *                             19,000                  418

Par Pharmaceutical *                                 2,500                   88

Taro Pharmaceuticals *                               7,000                  304

                                                                          2,717

Total Health Care                                                        18,443

INDUSTRIALS & BUSINESS SERVICES   13.4%


Aerospace & Defense   2.1%

Engineered Support System                           11,500                  673

Herley Industries *                                  8,000                  156

Mercury Computer Systems *                          18,000                  447

MTC Technologies *                                  16,000                  413

                                                                          1,689

Air Freight & Logistics   1.0%

Forward Air *                                        8,000                  299

UTi Worldwide                                       10,500                  553

                                                                            852

Airlines   1.6%

Airtran Holdings *                                  15,000                  212

ExpressJet Holdings *                                9,000                  109

Frontier Airlines *                                 36,100                  393

JetBlue Airways *                                    3,000                   88

SkyWest                                             30,000                  523

                                                                          1,325

Building Products   0.2%

Simpson Manufacturing                                3,000                  168

                                                                            168

Commercial Services & Supplies   6.7%

Bright Horizons Family Solutions *                   8,900                  477

Career Education *                                   5,900                  269

ChoicePoint *                                       11,266                  514

Corinthian Colleges *                               13,000                  322

Corporate Executive Board                           14,000                  809

Devry *                                             15,000                  411

Education Management *                              18,000                  592

Exult *                                             30,000                  161

ITT Educational Services *                          10,100                  384

Resources Connection *                               6,000                  235

Stericycle *                                         6,000                  310

University of Phoenix Online *                       7,666                  672

Waste Connections *                                 10,500                  311

                                                                          5,467

Construction & Engineering   0.1%

Insituform Technologies *                            7,000                  114

                                                                            114

Machinery   0.6%

Oshkosh Truck                                        8,000                  458

                                                                            458

Road & Rail   0.7%

Dollar Thrifty Auto Group *                         10,000                  275

Old Dominion Freight Line *                          9,000                  265

                                                                            540

Trading Companies & Distributors   0.4%

Hughes Supply                                        5,500                  324

                                                                            324

Total Industrials & Business Services                                    10,937


INFORMATION TECHNOLOGY   28.3%


Communications Equipment   4.2%

ADTRAN                                              14,000                  467

Anaren *                                             9,500                  155

Avocent *                                            2,075                   76

Black Box                                            3,000                  142

Centillium Communications *                         60,000                  230

F5 Networks *                                       15,500                  411

Inter-Tel                                           17,500                  437

Packeteer *                                         17,000                  275

Plantronics *                                       16,500                  695

Polycom *                                           15,942                  357

Powerwave Technologies *                            12,500                   96

REMEC *                                             10,000                   63

                                                                          3,404

Computers & Peripherals   1.9%

Avid Technology *                                   13,000                  709

Maxtor *                                            51,200                  339

Pinnacle Systems *                                  10,000                   72

Sandisk *                                           14,000                  304

SBS Technologies *                                   8,000                  129

                                                                          1,553

Electronic Equipment & Instruments   3.6%

Aeroflex *                                          45,000                  645

Coherent *                                           5,700                  170

Digital Theater Systems *                            6,000                  157

Dionex *                                             2,500                  138

FLIR Systems *                                      10,000                  549

KEMET *                                              7,700                   94

Lexar Media *                                       20,000                  134

National Instruments                                 2,825                   86

Newport *                                            3,000                   48

Plexus *                                            25,000                  337

TTM Technologies *                                  35,000                  415

Varian *                                             4,000                  169

                                                                          2,942

Internet Software & Services   2.1%

CNET Networks *                                     13,000                  144

Digital Insight *                                   21,500                  446

Earthlink *                                         17,000                  176

MatrixOne *                                         30,000                  207

Netegrity *                                         12,000                  101

Open Text *                                         12,000                  383

Websense *                                           8,000                  298

                                                                          1,755

IT Services   3.2%

CACl International, Class A *                        7,000                  283

Cognizant Technology Solutions *                    10,000                  254

Forrester Research *                                17,500                  326

Global Payments                                      5,800                  261

Inforte *                                           25,000                  252

Iron Mountain *                                     14,000                  676

SkillSoft ADR *                                      8,000                   61

SRA International, Class A *                        11,000                  466

                                                                          2,579

Office Electronics   0.9%

Zebra Technologies *                                 8,750                  761

                                                                            761

Semiconductor & Semiconductor
Equipment   7.4%

Advanced Energy Industries *                        33,200                  522

AMIS Holdings *                                     10,000                  169

ATMI *                                               7,500                  205

August Technology *                                  7,000                   88

Axcelis Technologies *                              15,000                  187

Cabot Microelectronics *                                 1                    0

Cognex                                               8,300                  319

Cohu                                                 8,000                  152

Cymer *                                              9,500                  356

Entegris *                                          18,000                  208

Exar *                                              11,000                  161

Integrated Circuit Systems *                        11,000                  299

Integrated Silicon Solution *                       23,000                  281

Intersil Holding, Class A                           18,300                  396

Lattice Semiconductor *                             14,500                  102

Micrel *                                             4,000                   49

Microchip Technology                                 1,762                   56

Omnivision Technologies *                           27,000                  431

Pericom Semiconductor *                             12,500                  134

Rudolph Technologies *                               4,200                   76

Semtech *                                           13,000                  306

Sigmatel *                                           5,000                  145

Silicon Storage Technology *                        21,300                  219

Skyworks Solutions *                                10,000                   87

Tessera Technologies *                              11,000                  198

TriQuint Semiconductor *                            14,987                   82

Varian Semiconductor Equipment *                    10,000                  386

Zoran *                                             22,998                  422

                                                                          6,036

Software   5.0%

Activision *                                        20,250                  322

Actuate *                                           26,700                  105

Agile Software *                                    35,000                  306

Borland Software *                                  23,000                  195

Concord Communications *                             7,000                   80

EPIQ Systems *                                       5,000                   72

FactSet Research Systems                             4,000                  189

Fair Isaac                                          14,256                  476

Hyperion Solutions *                                11,000                  481

Informatica *                                       26,200                  200

Jack Henry & Associates                             10,000                  201

Macromedia *                                         3,000                   74

Macrovision *                                       23,000                  576

Mercury Interactive *                                1,000                   50

Radiant Systems *                                   10,750                   50

Red Hat *                                           10,000                  230

SERENA Software *                                   18,000                  344

Symantec *                                           4,000                  175

                                                                          4,126

Total Information Technology                                             23,156


MATERIALS   0.6%


Chemicals   0.4%

Symyx Technologies *                                13,900                  335

                                                                            335

Metals & Mining   0.2%

Steel Dynamics *                                     6,000                  172

Total Materials                                                             507

TELECOMMUNICATION SERVICES   0.9%


Wireless Telecommunication
Services   0.9%

Nextel Partners, Class A *                          40,000                  637

NII Holdings, Class B *                              3,000                  101

Total Telecommunication Services                                            738

Total Common Stocks
(Cost  $60,780)                                                          80,820

SHORT-TERM INVESTMENTS   1.5%

Money Market Fund   1.5%

T. Rowe Price Reserve
Investment Fund, 1.16% #                         1,209,712                1,210

Total Short-Term Investments
(Cost $1,210)                                                             1,210

Total Investments in Securities

100.2% of Net Assets
(Cost $61,990)                                             $             82,030
                                                           --------------------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

*     Non-income producing

ADR   American Depository Receipts

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities,
at value (cost $61,990)                                    $             82,030

Other assets                                                                327

Total assets                                                             82,357

Liabilities

Total liabilities                                                           501

NET ASSETS                                                 $             81,856
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (407)

Undistributed net realized gain (loss)                                  (15,317)

Net unrealized gain (loss)                                               20,040

Paid-in-capital applicable to 6,722,856 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          77,540

NET ASSETS                                                 $             81,856
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              12.18
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend income                                            $                 88

Expenses
  Investment management                                                     264

  Shareholder servicing                                                     143

  Custody and accounting                                                     52

  Registration                                                               19

  Prospectus and shareholder reports                                         14

  Legal and audit                                                             6

  Directors                                                                   2

  Miscellaneous                                                               3

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                               (8)

  Total expenses                                                            495

Net investment income (loss)                                               (407)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                    2,149

Change in net unrealized gain
(loss) on securities                                                      2,636

Net realized and unrealized
gain (loss)                                                               4,785

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              4,378
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $          (407)     $          (620)

  Net realized gain (loss)                           2,149               (1,789)

  Change in net unrealized gain (loss)               2,636               22,924

  Increase (decrease) in net
  assets from operations                             4,378               20,515

Capital share transactions *
  Shares sold                                       10,638               13,804

  Shares redeemed                                   (8,469)              (9,408)

  Redemption fees received                               9                   10

  Increase (decrease) in net assets
  from capital share transactions                    2,178                4,406

Net Assets

Increase (decrease) during period                    6,556               24,921

Beginning of period                                 75,300               50,379

End of period                              $        81,856      $        75,300
                                           ------------------------------------

(Including undistributed net
investment income (loss) of
$(407) at 6/30/04 and $0 at 12/31/03)

*Share information
  Shares sold                                          886                1,381

  Shares redeemed                                     (711)                (976)

  Increase (decrease) in shares outstanding            175                  405

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $1,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1.0% fee is assessed on redemptions of fund shares held less than 6 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $13,158,000 and $11,605,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character.

Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $17,466,000 of unused capital loss carryforwards, of which $5,653,000 expire in 2009, $9,435,000 expire in 2010, and $2,378,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $61,990,000. Net unrealized gain aggregated $20,040,000 at period-end, of which $26,014,000 related to appreciated investments and $5,974,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $42,000.

The fund is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.25%. Through April 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived by the manager in the amount of $259,000 remain subject to repayment by the fund through April 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $135,000 for the six months ended June 30, 2004, of which $29,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $6,000.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Diversified Small-Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Diversified Small-Cap Growth Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004